Project Development Costs and Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Project Development Costs and Other Non-Current Assets [Abstract]
Project Development Costs and Other Non-Current Assets
6.	Project Development Costs and Other Non-Current Assets

Project development costs and other non-current assets are stated at cost.  At December 31, 2022, the Company’s project development costs related mainly to its construction segment totaled $289,984 and other non-current assets which includes security deposits totaled $193,562. At December 31, 2021, the Company’s project development costs related mainly to its development segment totaled $719,610 and other non-current assets which includes security deposits totaled $203,562.